Fair Values of Financial Instruments - Summary of Equity Securities (Detail) - Life To Date [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Amortized cost	$ 44	$ 44
Observable price changes	2	2
Carrying value	$ 46	$ 46